Capital structure and financial items - Financial assets and liabilities - Fair value measurement hierarchy (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	kr 19,189	kr 13,867
Total financial liabilities at fair value	1,365	734
Active market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	634	846
Total financial liabilities at fair value	0	0
Directly or indirectly observable market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	2,332	188
Total financial liabilities at fair value	1,365	734
Not based on observable market data
Disclosure of detailed information about financial instruments [line items]
Total financial assets at fair value	16,223	12,833
Total financial liabilities at fair value	kr 0	kr 0